Fair Value Measurement - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jul. 13, 2015	May. 28, 2015
Schedule Of Fair Value Measurement Details [Line Items]
Fair value of the derivative asset	$ 0			$ 420
Fair value of remaining equity interest	20.00%
Fair value of derivative asset	$ 2,328
Change in fair value of derivative asset/liability	15,650	$ (972)
Estimate of Fair Value
Schedule Of Fair Value Measurement Details [Line Items]
Convertible debt, fair value disclosures	54,315	39,423
Fair value of derivative asset	2,328
EnSync, Inc
Schedule Of Fair Value Measurement Details [Line Items]
Equity method investment	1,841		$ 3,244
Investment in ENS's Convertible Preferred Stock	12,109		$ 13,199
Fair value of derivative asset	16,947
Other income (expense)
Schedule Of Fair Value Measurement Details [Line Items]
Change in fair value of derivative asset/liability	14,619
Fair Value, Inputs, Level 2
Schedule Of Fair Value Measurement Details [Line Items]
Convertible debt, fair value disclosures	54,315	$ 39,423
Fair Value, Inputs, Level 1 | EnSync, Inc | Estimate of Fair Value
Schedule Of Fair Value Measurement Details [Line Items]
Equity method investment, fair value	3,040
Fair Value, Inputs, Level 3 | EnSync, Inc | Estimate of Fair Value
Schedule Of Fair Value Measurement Details [Line Items]
Investment in ENS's Convertible Preferred Stock, fair value	$ 12,109